ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE
ASSETS MAINTAINED FOR SALE

NOTE 43 - ASSETS HELD FOR SALE

	12/31/2020	12/31/2019
Generation	289,331	3,144,351
Transmission	—	399,168
Total assets classified as held for sale	289,331	3,543,519

Generation	—	1,692,708
Total liabilities associated to assets classified as held for sale	—	1,692,708

Generation and Transmission

On February 23, 2018, Eletrobras' Board of Directors approved the sale of equity interests in certain SPEs held by the Company and its subsidiaries. On July 25, 2019, the Board of Directors initiated the Competitive Disposal Procedure No.  01/2019 aiming at the disposal of equity interests in 39 SPEs remaining from Auction No.  01/2018. Eletrobras considered IFRS 5, to assess that these SPEs met the classification criteria as held for sale, as presented in the financial statements of December 31, 2018.

The table below shows the SPEs classified as held for sale on December 31, 2020:

Investments in Eletrobras Generation SPEs classified as assets held for sale	12/31/2020
Chapada Piauí I	124,484
Chapada Piauí II	164,847
289,331

The main assets and liabilities classified as held for sale on December 31, 2020 and 2019 are shown below:

Generation:

	Generation
	12/31/2020	12/31/2019
Cash and cash equivalents	—	116,873
Customers	—	22,377
Taxes and social contributions	—	12,466
Fixed Assets	—	2,299,696
Intangible Assets	—	90,709
Investments	289,331	217,240
Other assets	—	384,990
Total assets of the subsidiary classified as held for sale	289,331	3,144,351

Suppliers	—	10,720
Loans and financing	—	1,277,642
Taxes and social contributions	—	4,310
Provisions for contingencies	—	439
AFAC	—	173,749
Other liabilities	—	225,848
Subsidiary's liabilities associated to assets classified as held for sale	—	1,692,708

Transmission:

Investments in Eletrobras' Transmission SPEs classified as
assets held for sale	12/31/2019
Companhia de Transmissão Centroeste de Minas	18,737
Luziania-Niquelandia Transmissora	31,182
Manaus Transmissora de Energia	349,249
399,168

Accounting policy

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or the group of assets) classified as intended for sale are measured at the lower of the book value previously recorded and the expected sale value.